Other Intangible Assets - Future Amortization Expenses (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	[1]
Goodwill and Intangible Assets Disclosure [Abstract]
2019	€ 105.1
2020	104.5
2021	103.7
2022	100.7
2023	93.5
Thereafter	596.5
Amortization expenses	€ 1,104.0	€ 1,166.0

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.